Interest Rate Derivative Instruments (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 29, 2012	Feb. 08, 2012
Derivative [Line Items]
Unrealized gains or losses on cash flow hedge derivative effective portion		$ 0	$ 300,000
Interest expense related to payments on interest rate swaps	(2,049,000)	(15,308,000)
Interest Rate Swap [Member]
Derivative [Line Items]
Interest expense related to payments on interest rate swaps		500,000	500,000	500,000
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Derivative instruments, notional amount					150,000,000	150,000,000
Derivative, Inception Date		Feb. 08, 2012
Derivative, Maturity Date		Sep. 28, 2014
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative [Line Items]
Interest rate swap liability recorded at fair value	$ 500,000	$ 0	$ 500,000